MORGAN STANLEY MID CAP GROWTH FUND
522 Fifth Avenue
New York, New York 10036
February 2, 2009
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Morgan Stanley Mid Cap Growth Fund File Nos.:2-81151; 811-3639 Rule 497 (j) filing
Dear Sir or Madam:
     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on January 27, 2009.
If you have any questions, please feel free to contact me at 212.296.6984 (tel) or 646.452.4831 (fax).
Very truly yours,
/s/ Eric C. Griffith
Eric C. Griffith
Assistant Secretary
Enclosure
cc:   Amy R. Doberman